Related Party Transactions	12 Months Ended
Jun. 30, 2016
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions

18.	RELATED PARTY TRANSACTIONS

The Group had the following balances due from a related party:

	As of June 30,
	2015	2016
	RMB	RMB
Net amounts due from a related party(i)	858	437
Total	858	437

(i)	In February 2013, SEEK Limited, the Company’s controlling shareholder, has initiated one interest-rate swap agreement and two foreign exchange forward contracts, which were novated to the Company in July 2013. The Company therefore recorded amount receivable from SEEK Limited based on total fair value of derivate instruments liabilities as of the novation date at RMB2,378. During the year ended June 30, 2016, the Company paid miscellaneous expenses in the amount of RMB42 on behalf of SEEK Limited and recorded it as amounts due from a related party. The amounts are partially offset by payables to SEEK Limited in connection with interest payable in the amount of RMB990 during the year ended June 30, 2015, and board meeting expenses paid by SEEK Limited on behalf of the Company amounting to RMB530 and RMB463 during the year ended June 30, 2015 and 2016, respectively. After the settlement, the net amount due from SEEK Limited is RMB437 as of June 30, 2016.